SEGMENT INFORMATION - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenue	$ 433,893	$ 476,659	$ 313,564
Segment operating profit/(loss)	7,552	(5,333)	6,872
Depreciation and amortization(including depreciation from right of use assets)	(5,835)	(5,494)	(5,402)
Impairment of property, plant and equipment	0	7	202
Interest income	120	123	320
Interest expense	(1,488)	(1,097)	(615)
Income tax expense	(2,808)	1,345	(4,016)
Other disclosures
Capital expenditure	3,808	8,551	14,604
North Asia
Revenues
Revenue	77,329	107,032	73,199
Thailand
Revenues
Revenue	171,841	197,779	143,647
ROW
Revenues
Revenue	184,723	171,848	96,718
Segment operating profit/(loss)
Revenues
Segment operating profit/(loss)	10,645	(2,324)	9,845
Depreciation and amortization(including depreciation from right of use assets)	(5,753)	(5,392)	(5,284)
Impairment of property, plant and equipment		7	202
Interest income	119	122	319
Interest expense	(1,486)	(1,005)	(540)
Income tax expense	(2,753)	580	(3,849)
Other disclosures
Capital expenditure	3,807	7,614	14,604
Segment operating profit/(loss) | North Asia
Revenues
Segment operating profit/(loss)	241	4,523	3,087
Depreciation and amortization(including depreciation from right of use assets)	(1,247)	(1,074)	(796)
Impairment of property, plant and equipment		0	0
Interest income	68	43	94
Interest expense	(91)	(285)	(178)
Income tax expense	(354)	(2,104)	(791)
Other disclosures
Capital expenditure	1,486	11	3,763
Segment operating profit/(loss) | Thailand
Revenues
Segment operating profit/(loss)	2,636	(13,537)	11,250
Depreciation and amortization(including depreciation from right of use assets)	(3,058)	(2,752)	(2,773)
Impairment of property, plant and equipment		7	4
Interest income	49	76	192
Interest expense	(787)	(380)	(105)
Income tax expense	(420)	4,223	(2,344)
Other disclosures
Capital expenditure	1,780	5,585	10,674
Segment operating profit/(loss) | ROW
Revenues
Segment operating profit/(loss)	7,768	6,690	(4,492)
Depreciation and amortization(including depreciation from right of use assets)	(1,448)	(1,566)	(1,715)
Impairment of property, plant and equipment		0	(198)
Interest income	2	3	33
Interest expense	(608)	(340)	(257)
Income tax expense	(1,979)	(1,539)	(714)
Other disclosures
Capital expenditure	541	2,018	167
Corporate expense adjustments and eliminations
Revenues
Segment operating profit/(loss)	(3,093)	(3,009)	(2,973)
Depreciation and amortization(including depreciation from right of use assets)	(82)	(102)	(118)
Impairment of property, plant and equipment		0	0
Interest income	1	1	1
Interest expense	(2)	(92)	(75)
Income tax expense	(55)	765	(167)
Other disclosures
Capital expenditure	1	937	0
External customers
Revenues
Revenue	433,893	476,659	313,564
External customers | Segment operating profit/(loss)
Revenues
Revenue	433,893	476,659	313,564
External customers | Segment operating profit/(loss) | North Asia
Revenues
Revenue	77,329	107,032	73,199
External customers | Segment operating profit/(loss) | Thailand
Revenues
Revenue	171,841	197,779	143,647
External customers | Segment operating profit/(loss) | ROW
Revenues
Revenue	184,723	171,848	96,718
External customers | Corporate expense adjustments and eliminations
Revenues
Revenue	0	0	0
Inter-segment
Revenues
Revenue	0	0	0
Inter-segment | Segment operating profit/(loss)
Revenues
Revenue	(5)	7	0
Inter-segment | Segment operating profit/(loss) | North Asia
Revenues
Revenue	0	0	0
Inter-segment | Segment operating profit/(loss) | Thailand
Revenues
Revenue	(5)	7	0
Inter-segment | Segment operating profit/(loss) | ROW
Revenues
Revenue	0	0	0
Inter-segment | Corporate expense adjustments and eliminations
Revenues
Revenue	$ 5	$ (7)	$ 0